CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₪ in Thousands, $ in Thousands	Share capital [Member] ILS (₪)	Additional paid in capital [Member] ILS (₪)	Measurement Of Net Liability In Respect Of Defined Benefit [Member] ILS (₪)	Capital fund [Member] ILS (₪)	Retained earnings [Member] ILS (₪)	Treasury Shares ILS (₪)	ILS (₪)	USD ($)
Balance at Dec. 31, 2020	₪ 1,490	₪ 170,760	₪ (1,322)	₪ 247	₪ 415,196	₪ (628)	₪ 585,743
Profit for the year	0	0	0	0	45,101	0	45,101
Measurement of the net liability in respect of defined benefit	0	0	363	0	0	0	363
Total comprehensive Income for the year	0	0	(363)	0	45,101	0	45,464
Dividend distribution	0	0	0	0	(59,975)	0	(59,975)
Balance at Dec. 31, 2021	1,490	170,760	(959)	247	400,322	(628)	571,232
Profit for the year	0	0	0	0	41,564	0	41,564
Measurement of the net liability in respect of defined benefit	0	0	764	0	0	0	764
Total comprehensive Income for the year	0	0	764	0	41,564	0	42,328
Share based payment	0	790	0	0	0	0	790
Dividend distribution	0	0	0	0	(54,906)	0	(54,906)
Balance at Dec. 31, 2022	1,490	171,550	(195)	247	386,980	(628)	559,444
Profit for the year	0	0	0	0	31,656	0	31,656	$ 8,728
Measurement of the net liability in respect of defined benefit	0	0	41	0	0	0	41
Total comprehensive Income for the year	0	0	41	0	31,656	0	31,697	$ 8,739	[1]
Share based payment	0	1,039	0	0	0	0	1,039
Dividend distribution	0	0	0	0	(39,945)	0	(39,945)
Balance at Dec. 31, 2023	₪ 1,490	₪ 172,589	₪ (154)	₪ 247	₪ 378,691	₪ (628)	₪ 552,235

[1]	Convenience Translation into US Dollars.